Investment properties - Changes in investment properties (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2020 KRW (₩)
Reconciliation of changes in investment property [abstract]
Beginning balance	₩ 389,495		₩ 387,464	₩ 280,239
Changes in investment property [abstract]
Acquisition	0		0	76,588
Disposal	(1,206)		0	(353)
Depreciation	(3,925)		(2,809)	(2,689)
Transfer	7,153		6,095	30,431
Foreign currencies translation adjustments	(3,810)		(1,255)	267
Business combination	0		0	10,557
Others	0		0	(7,576)
Ending balance	₩ 387,707	$ 307,655	₩ 389,495	₩ 387,464